Investments, at Fair Value - Debt Securities Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Amortized Cost Basis
Due in one year or less	$ 1,687	$ 66,000	$ 1,687
Due in one to five years		0	76,934
No fixed maturity	998	998	998
Amortized Cost Basis	2,685	66,998	79,619
Fair Value
Due in one year or less	2,079	75,900	3,000
Due in one to five years		0	74,295
No fixed maturity	998	998	998
Fair Value	$ 3,077	$ 76,898	$ 78,293